Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Effective Income Tax Rate Reconciliation [Line Items]
Expected taxation at PRC statutory tax rate	¥ 1,679	$ 240	¥ 7,156	¥ 6,299
Effect of differing tax rates in different jurisdictions			(153)	410
Non-taxable income	(69)	(10)	(593)	(456)
Non-deductible expenses	876	125	814	1,928
Research and development super-deduction	(2,727)	(390)	(3,048)	(3,067)
Effect of PRC preferential tax rates and tax holiday	406	58	(1,760)	(1,833)
Effect of tax rate changes on deferred taxes	229	33	(334)	111
Reversal of prior year's income taxes			(23)	(156)
PRC withholding tax	1,503	215	1,762	574
Change in valuation allowance	810	116	626	(161)
Effect of changes in tax laws or rates enacted in the current year	0	0
Expected credit losses	228	33
Share-based compensation expenses	351	50
Others	297	42
Changes in unrecognized tax benefits	(256)	(37)
Others	65	10
Effect of cross-border tax laws	¥ 0	$ 0
Income Tax Reconciliation Foreign Reconciling Items [Abstract]
Expected taxation at PRC statutory tax rate, percent	25.00%	25.00%
Effect of tax rate changes on deferred taxes, percent	3.40%	3.40%
Effect of cross-border tax laws, percent	0.00%	0.00%
Change in valuation allowance, percent	12.10%	12.10%
Effect of changes in tax laws or rates enacted in the current year, percent	0.00%	0.00%
Nontaxable or nondeductible items
Non-taxable income, percent	(1.00%)	(1.00%)
Non-deductible expenses, percent	13.00%	13.00%
Expected credit losses, percent	3.40%	3.40%
Share-based compensation expenses, percent	5.20%	5.20%
Others, percent	4.40%	4.40%
Changes in unrecognized tax benefits, percent	(3.80%)	(3.80%)
Withholding tax on PRC subsidiaries' undistributed earnings, percent	22.40%	22.40%
Other adjustments
Effect of tax holidays inside PRC, percent	6.00%	6.00%
Tax incentives relating to R&D expenditures, percent	(40.60%)	(40.60%)
Others, percent	0.80%	0.80%
Taxation for the year	¥ 1,259	$ 180	¥ 4,447	¥ 3,649
Income tax expense, percent	18.70%	18.70%	15.50%	14.50%
CAYMAN ISLANDS
Effective Income Tax Rate Reconciliation [Line Items]
Effect of differing tax rates in different jurisdictions	¥ 678	$ 97
Income Tax Reconciliation Foreign Reconciling Items [Abstract]
Statutory tax rate difference between PRC and other jurisdictions, percent	10.10%	10.10%
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Effect of differing tax rates in different jurisdictions	¥ (654)	$ (94)
Non-taxable income	(1,655)	(237)
Non-deductible expenses	361	52
Others	¥ 25	$ 4
Income Tax Reconciliation Foreign Reconciling Items [Abstract]
Statutory tax rate difference between PRC and other jurisdictions, percent	(9.70%)	(9.70%)
Others, percent	0.40%	0.40%
Nontaxable or nondeductible items
Non-taxable income, percent	(24.60%)	(24.60%)
Non-deductible expenses, percent	5.40%	5.40%
Foreign Tax Jurisdiction, Other [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Others	¥ (12)	$ (2)
Income Tax Reconciliation Foreign Reconciling Items [Abstract]
Others, percent	(0.20%)	(0.20%)